Derivative Liability (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Liability [Abstract]
Schedule of Valuation Assumption of Derivative Liability

The following key assumptions were used in the valuation of the derivative liability:

	June 30,	March 23,
	2026	2026
Risk-free interest rate	4%	3.76%
Expected volatility	83.2%	77.2%
Remaining contractual term (years)	0.65	0.92

Schedule of Derivative Liabilities Measured Using Level 3 Inputs

The following table presents a roll-forward of the derivative liabilities measured using Level 3 inputs:

	June 30,
(in thousands)	2026	2025

Balance at beginning of period	$-	$-
Fair value upon initial recognition	162	-
Change in fair value recognized in earnings	(16)	-
Settlements / conversions	(18)	-
Balance at end of period (fair value)	$128	$-